Schedule H, Line 4i- Schedule of Assets (Held at End of Year) (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	16-0838627
EBP, Plan Number	001
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 1,735,845	[1]
EBP, Asset Held for Investment	$ 81,901,830
Registered Investment 2040 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2040 Target Date Retirement Fund [Member]
Registered Investment 2045 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2045 Target Date Retirement Fund [Member]
Registered Investment 2025 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2025 Target Date Retirement Fund [Member]
Registered Investment 2050 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2050 Target Date Retirement Fund [Member]
Registered Investment Equity Income Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Equity Income Fund [Member]
Registered Investment SmallCapIndex Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment SmallCapIndex Fund [Member]
Registered Investment 2055 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2055 Target Date Retirement Fund [Member]
Registered Investment 2020 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2020 Target Date Retirement Fund [Member]
Registered Investment International Growth Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment International Growth Fund [Member]
Registered Investment Core Plus Bond Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Core Plus Bond Fund [Member]
Registered Investment 2060 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2060 Target Date Retirement Fund [Member]
Registered Investment Mid Cap Index Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Mid Cap Index Fund [Member]
Registered Investment 2065 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2065 Target Date Retirement Fund [Member]
Registered Investment 2015 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2015 Target Date Retirement Fund [Member]
Registered Investment International Index Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment International Index Fund [Member]
Registered Investment New World R6 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment New World R6 Fund [Member]
Registered Investment 2010 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2010 Target Date Retirement Fund [Member]
Registered Investment 2070 Target Date Retirement Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2070 Target Date Retirement Fund [Member]
Guaranteed Income Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Guaranteed Income Fund [Member]
Registered Investment [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 73,271,403
Investment, Identifier [Axis]: Empower Annuity Insurance Company | Guaranteed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Annuity Insurance Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,245,724	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Monro, Inc. | Monro Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Monro, Inc [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Monro Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 648,858	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2010 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 164,607
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2015 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 568,855
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2020 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,043,831
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2025 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,095,387
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2030 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2030 Target Date Retirement Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,576,341
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2035 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 2035 Target Date Retirement Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,239,387
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2040 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,702,404
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2045 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,286,714
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2050 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,420,049
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2055 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,356,799
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2060 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,425,271
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2065 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 900,509
Investment, Identifier [Axis]: Registered Investment Company | American Funds | 2070 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,510
Investment, Identifier [Axis]: Registered Investment Company | American Funds | New World R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 272,290
Investment, Identifier [Axis]: Registered Investment Company | Baird Asset Management | Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Asset Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,727,804
Investment, Identifier [Axis]: Registered Investment Company | Fidelity | 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment 500 Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,429,526
Investment, Identifier [Axis]: Registered Investment Company | Fidelity | International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 449,897
Investment, Identifier [Axis]: Registered Investment Company | Fidelity | Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,079,873
Investment, Identifier [Axis]: Registered Investment Company | J.P. Morgan Asset Management | Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan Asset Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,902,348
Investment, Identifier [Axis]: Registered Investment Company | J.P. Morgan Asset Management | Large Cap Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	J.P. Morgan Asset Management [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Large Cap Growth R6 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,773,725
Investment, Identifier [Axis]: Registered Investment Company | Vanguard | International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,967,748
Investment, Identifier [Axis]: Registered Investment Company | Vanguard | Small-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,852,528
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%

[1]	Denotes a party-in-interest